INVENTORIES (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
INVENTORIES
Total current inventories	Rp 1,096	$ 68	Rp 997
Gross or Cost
INVENTORIES
SIM cards and prepaid vouchers	676		791
Others (each below Rp100 billion)	480		260
Total current inventories	1,156		1,051
Provision for obsolescence
INVENTORIES
Total current inventories	Rp (60)		Rp (54)